Summit Municipal Funds	07/01/2016 to 06/30/2017

ICA File Number: 811-7095
Registrant Name: T. Rowe Price Summit Municipal Funds, Inc.
Reporting Period: 07/01/2016 - 06/30/2017

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-7095

T. Rowe Price Summit Municipal Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street Baltimore, Maryland 21202

(Address of principal executive offices)

Ryan Nolan
100 East Pratt Street
Baltimore, Maryland 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: 10/31

Date of reporting period: 07/01/2016 to 06/30/2017

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) T. Rowe Price Summit Municipal Funds, Inc.

By (Signature and Title) /s/ Edward C. Bernard
Edward C. Bernard, Chairman of the Board - T. Rowe Price Funds

Date August 31, 2017

The fund listed below did not vote proxies relating to portfolio securities during the period covered by this report.

Summit Municipal Money Market Fund

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Summit Municipal Income Fund

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CHARLOTTE NC ARPT REV A 5% 07012039
Ticker     Security ID:             Meeting Date          Meeting Status
N/A        CUSIP 161036GN2          05/26/2017            Voted
Meeting Type                        Country of Trade
Consent                             United States
Issue No.  Description              Proponent  Mgmt Rec   Vote Cast  For/Against
                                                                      Mgmt

1          Consent to proposed      N/A        N/A        Against      N/A
            amended and restated
            bond order

________________________________________________________________________________
CHARLOTTE NC ARPT SR A 5% 07012033
Ticker     Security ID:             Meeting Date          Meeting Status
N/A        CUSIP 161036JL3          05/26/2017            Voted
Meeting Type                        Country of Trade
Consent                             United States
Issue No.  Description              Proponent  Mgmt Rec   Vote Cast  For/Against
                                                                      Mgmt

1          Consent                   N/A        N/A        Against      N/A

________________________________________________________________________________
IA ST FERT CO PROJ D05152013 5.5% 12012022
Ticker     Security ID:             Meeting Date          Meeting Status
N/A        CUSIP 46246SAK1          11/22/2016            Voted
Meeting Type                        Country of Trade
Consent                             United States
Issue No.  Description              Proponent  Mgmt Rec   Vote Cast  For/Against
                                                                      Mgmt

1          The holder consents      N/A        N/A        For        N/A
            to the proposed
            consents and waivers.

_______________________________________________________________________________
MISSION TX EDC NATGASOLINE SR B AMT 144A D05042016 5.75% 10012031
Ticker     Security ID:             Meeting Date          Meeting Status
N/A        CUSIP 605156AB4          10/20/2016            Voted
Meeting Type                        Country of Trade
Consent                             United States
Issue No.  Description              Proponent  Mgmt Rec   Vote Cast  For/Against
                                                                      Mgmt

1          The holder consents      N/A        N/A        For        N/A
            to the proposed
            consents and waivers.

________________________________________________________________________________
VA ST SBFAR SR LN EXPRESS LANES LLC AMT 5% notes due January 01, 2040
Ticker     Security ID:             Meeting Date          Meeting Status
N/A        CUSIP 928104LN6          05/23/2017            Voted
Meeting Type                        Country of Trade
Consent                             United States
Issue No.  Description              Proponent  Mgmt Rec   Vote Cast  For/Against
                                                                      Mgmt

1          Consent to the consent     N/A        N/A        For         N/A
            documentation, disclose
            the beneficial owner
            in order to be
            considered for priority
            order status for the
            series 2017 bonds, if,
            as and when offered
            for sale.

Summit Municipal Intermediate Fund

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CHARLOTTE NC ARPT REV A 5% 07012027
Ticker     Security ID:             Meeting Date          Meeting Status
N/A        CUSIP 161036GJ1          05/30/2017            Voted
Meeting Type                        Country of Trade
Consent                             United States
Issue No.  Description              Proponent  Mgmt Rec   Vote Cast  For/Against
                                                                      Mgmt

1          Consent to proposed      N/A        N/A        Against      N/A
            amended and restated
            bond order

________________________________________________________________________________
DECATUR HOSP TX WISE REG HLTH SR 5% 09012019
Ticker     Security ID:             Meeting Date          Meeting Status
N/A        CUSIP 243323BP6          02/22/2017            Voted
Meeting Type                        Country of Trade
Consent                             United States
Issue No.  Description              Proponent  Mgmt Rec   Vote Cast  For/Against
                                                                      Mgmt

1          The holder consents      N/A        N/A         Against     N/A
            to the proposed
            amendment.

________________________________________________________________________________
DECATUR HOSP TX WISE REG HLTH SR 5% 09012034
Ticker     Security ID:             Meeting Date          Meeting Status
N/A        CUSIP 243323BW1          02/22/2017            Voted
Meeting Type                        Country of Trade
Consent                             United States
Issue No.  Description              Proponent  Mgmt Rec   Vote Cast  For/Against
                                                                      Mgmt

1          The holder consents      N/A        N/A         Against     N/A
            to the proposed
            amendment.

________________________________________________________________________________
DECATUR HOSP TX WISE REG HLTH SR 5% 09012022
Ticker     Security ID:             Meeting Date          Meeting Status
N/A        CUSIP 243323BS0          02/22/2017            Voted
Meeting Type                        Country of Trade
Consent                             United States
Issue No.  Description              Proponent  Mgmt Rec   Vote Cast  For/Against
                                                                      Mgmt

1          The holder consents      N/A        N/A         Against     N/A
            to the proposed
            amendment.

________________________________________________________________________________
DECATUR HOSP TX WISE REG HLTH SR 5.25% 09012029
Ticker     Security ID:             Meeting Date          Meeting Status
N/A        CUSIP 243323BV3          02/22/2017            Voted
Meeting Type                        Country of Trade
Consent                             United States
Issue No.  Description              Proponent  Mgmt Rec   Vote Cast  For/Against
                                                                      Mgmt

1          The holder consents      N/A        N/A         Against     N/A
            to the proposed
            amendment.

________________________________________________________________________________
IA ST FERT CO PROJ D05152013 5.5% 12012022
Ticker     Security ID:             Meeting Date          Meeting Status
N/A        CUSIP 46246SAK1          11/22/2016            Voted
Meeting Type                        Country of Trade
Consent                             United States
Issue No.  Description              Proponent  Mgmt Rec   Vote Cast  For/Against
                                                                      Mgmt

1          The holder consents      N/A        N/A        For        N/A
            to the proposed
            consents and waivers.